Key Management Personnel (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Remuneration of the Company's Board of Directors and ELT
Remuneration of the Company’s Board of Directors and ELT for the respective periods is as follows:

	March 31, 2022	March 31, 2021	March 31, 2020
Salaries and benefits	$5.2	$3.9	$3.1
Director fees	0.6	0.3	0.3
Share-based compensation (Note 34)	5.7	14.1	—

	$11.5	$18.3	$3.4